Income Tax - Schedule of Movement of Income Tax Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Income Tax Liability [Abstract]
Beginning balance	$ 551,987	$ 156,991
Income tax provision for the year	444,798	551,987
Adjustments for withholding tax credit	(423,438)
Adjustments for prior period	(128,250)
Income tax paid during the year	(305,397)	(156,991)
Ending balance	$ 139,700	$ 551,987	$ 156,991